Exhibit 99.1

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period						March 2020
Distribution Date						04/15/20
Transaction Month						43
30/360 Days						30
Actual/360 Days						30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 12, 2016
Closing Date:		September 21, 2016

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,260,473,580.72	63,791	3.22%	59.71
Original Adj. Pool Balance:		$ 1,213,343,509.49

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 225,000,000.00	17.850%	0.70000%		September 15, 2017
Class A-2 Notes	Fixed	$ 475,000,000.00	37.684%	1.12000%		October 15, 2019
Class A-3 Notes	Fixed	$ 328,000,000.00	26.022%	1.29000%		April 15, 2021
Class A-4 Notes	Fixed	$ 94,900,000.00	7.529%	1.45000%		November 15, 2022
Class B Notes	Fixed	$ 21,840,000.00	1.733%	1.82000%		November 15, 2022
Class C Notes	Fixed	$ 32,770,000.00	2.600%	2.19000%		November 15, 2022
Class D Notes	Fixed	$ 26,710,000.00	2.119%	2.68000%		September 15, 2023
Total Securities		$ 1,204,220,000.00	95.537%

Overcollateralization		$ 9,123,509.49	0.724%
YSOA		$ 47,130,071.23	3.739%
Total Original Pool Balance		$ 1,260,473,580.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$ -	-	$ -	-	$ -
Class A-2 Notes		$ -	-	$ -	-	$ -
Class A-3 Notes		$ -	-	$ -	-	$ -
Class A-4 Notes		$ 86,614,589.65	0.9126933	$ 73,690,892.86	0.7765110	$ 12,923,696.79
Class B Notes		$ 21,840,000.00	1.0000000	$ 21,840,000.00	1.0000000	$ -
Class C Notes		$ 32,770,000.00	1.0000000	$ 32,770,000.00	1.0000000	$ -
Class D Notes		$ 26,710,000.00	1.0000000	$ 26,710,000.00	1.0000000	$ -
Total Securities		$ 167,934,589.65	0.1394551	$ 155,010,892.86	0.1287231	$ 12,923,696.79

Weighted Avg. Coupon (WAC)		3.19%		3.22%
Weighted Avg. Remaining Maturity (WARM)		21.67		20.94
Pool Receivables Balance		$ 190,348,622.37		$ 176,995,779.96
Remaining Number of Receivables		28,866		28,040

Adjusted Pool Balance		$ 186,134,742.29		$ 173,211,045.50

III. COLLECTIONS

Principal:
Principal Collections						$ 13,178,550.15
Repurchased Contract Proceeds Related to Principal						$ -
Recoveries/Liquidation Proceeds						$ 130,944.09
Total Principal Collections						$ 13,309,494.24

Interest:
Interest Collections						$ 478,800.11
Late Fees & Other Charges						$ 59,684.47
Interest on Repurchase Principal						$ -
Total Interest Collections						$ 538,484.58

Collection Account Interest						$ 10,351.06
Reserve Account Interest						$ 2,460.48
Servicer Advances						$ -

Total Collections						$ 13,860,790.36

2016B Report	1 of 3	4/27/20207:57 PM

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	March 2020
Distribution Date	04/15/20
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$ 13,860,790.36
Reserve Account Release					$ -
Reserve Account Draw					$ -
Total Available for Distribution					$ 13,860,790.36
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$ 158,623.85	$ -	$ 158,623.85	158,623.85
Collection Account Interest					$ 10,351.06
Late Fees & Other Charges					$ 59,684.47
Total due to Servicer					$ 228,659.38

2. Class A Noteholders Interest:
Class A-1 Notes		$ -		$ -
Class A-2 Notes		$ -		$ -
Class A-3 Notes		$ -		$ -
Class A-4 Notes		$ 104,659.30		$ 104,659.30

Total Class A interest:		$ 104,659.30		$ 104,659.30	104,659.30

3. First Priority Principal Distribution:		$ -		$ -	0.00

4. Class B Noteholders Interest:		$ 33,124.00		$ 33,124.00	33,124.00

5. Second Priority Principal Distribution:		$ -		$ -	0.00

6. Class C Noteholders Interest:		$ 59,805.25		$ 59,805.25	59,805.25

7. Third Priority Principal Distribution:		$ -		$ -	0.00

8. Class D Noteholders Interest:		$ 59,652.33		$ 59,652.33	59,652.33

Available Funds Remaining:					$ 13,374,890.10

9. Regular Principal Distribution Amount:					12,923,696.79

		Distributable Amount		Paid Amount
Class A-1 Notes				$ -
Class A-2 Notes				$ -
Class A-3 Notes				$ -
Class A-4 Notes				$ 12,923,696.79
Class A Notes Total:		$ 12,923,696.79		$ 12,923,696.79
Class B Notes Total:		$ -		$ -
Class C Notes Total:		$ -		$ -
Class D Notes Total:		$ -		$ -
Total Noteholders Principal		$ 12,923,696.79		$ 12,923,696.79

10. Required Deposit to Reserve Account					0.00

11. Trustee and Asset Representations Reviewer Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					451,193.31

2016B Report	2 of 3	4/27/20207:57 PM

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	March 2020
Distribution Date	04/15/20
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 4,213,880.08
Beginning Period Amount	$ 4,213,880.08
Current Period Amortization	$ 429,145.62
Ending Period Required Amount	$ 3,784,734.46
Ending Period Amount	$ 3,784,734.46
Next Distribution Date Required Amount	$ 3,381,860.82

2016B Report	4 of 3	4/27/20207:57 PM

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	March 2020
Distribution Date	04/15/20
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$ 3,033,358.77
Beginning Period Amount					$ 3,033,358.77
Current Period Release to Collection Account					$ -
Current Period Deposit					$ -
Current Period Release to Depositor					$ -
Ending Period Required Amount (0.25% of APB of cut-off date)					$ 3,033,358.77
Ending Period Amount					$ 3,033,358.77

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
			Beginning	Ending	Target
Overcollateralization Amount			$ 18,200,152.64	$ 18,200,152.64	$ 18,200,152.64
Overcollateralization as a % of Original Adjusted Pool			1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool			9.78%	10.51%	10.51%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		97.90%	27,450	96.94%	$ 171,586,576.92
30 - 60 Days		1.65%	463	2.43%	$ 4,300,026.96
61 - 90 Days		0.36%	100	0.49%	$ 870,398.87
91-120 Days		0.09%	26	0.13%	$ 227,916.84
121 + Days		0.00%	1	0.01%	$ 10,860.37
Total			28,040		$ 176,995,779.96

Delinquent Receivables 30+ Days Past Due
Current Period		2.10%	590	3.06%	$ 5,409,203.04
1st Preceding Collection Period		1.64%	473	2.30%	$ 4,383,277.21
2nd Preceding Collection Period		1.94%	576	2.78%	$ 5,680,768.79
3rd Preceding Collection Period		2.08%	635	3.00%	$ 6,610,515.14
Four-Month Average		1.94%		2.78%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.63%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)				No

Repossession in Current Period			9		$ 92,026.07
Repossession Inventory			104		$ 1,058,733.33

Current Charge-Offs
Gross Principal of Charge-Offs					$ 174,292.26
Recoveries					$ (130,944.09)
Net Loss					$ 43,348.17

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.27%

Average Pool Balance for Current Period					$ 183,672,201.17

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.28%
1st Preceding Collection Period					0.45%
2nd Preceding Collection Period					0.18%
3rd Preceding Collection Period					0.91%
Four-Month Average					0.46%

2016B Report	5 of 3	4/27/20207:57 PM

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	March 2020
Distribution Date	04/15/20
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	17	3,290	$ 44,078,267.41
Recoveries	19	2,949	$ (25,018,678.15)
Net Loss			$ 19,059,589.26
Cumulative Net Loss as a % of Initial Pool Balance			1.51%

Net Loss for Receivables that have experienced a Net Loss *	(3)	2,455	$ 19,152,885.40
Average Net Loss for Receivables that have experienced a Net Loss			$ 7,801.58

Principal Balance of Extensions			$ 3,597,386.08
Number of Extensions			379

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2016B Report	6 of 3	4/27/20207:57 PM